Unaudited Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common shares, par value	$ 0.08	$ 0.08
Common shares, shares authorized	625,000,000	625,000,000
Common shares, shares issued	99,587,811	99,587,811
Common shares, shares outstanding	99,587,811	99,587,811